DEFERRED TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2023
Disclosure of deferred tax assets and liabilities [Abstract]
DEFERRED TAX ASSETS AND LIABILITIES
14.	DEFERRED TAX ASSETS AND LIABILITIES

Recognised deferred tax assets and liabilities

Deferred tax assets and liabilities of the Group are attributable to the following:

	Assets		Liabilities		Net
	2023 US$’000	2022 US$’000	2023 US$’000	2022 US$’000	2023 US$’000	2022 US$’000
Property, plant and equipment	168	229	-	(5)	168	224
Intangible assets	-	-	(931)	(3,950)	(931)	(3,950)
Inventories	105	423	-	-	105	423
Provisions	558	2,194	-	-	558	2,194
Tax value of loss carry-forwards	1,030	1,254	-	-	1,030	1,254
Other items	114	118	(1,369)	(1,103)	(1,255)	(985)

Deferred tax assets/(liabilities)	1,975	4,218	(2,300)	(5,058)	(325)	(840)

The deferred tax asset at December 31, 2023 is mainly due to deductible temporary differences relating to provisions and loss carry-forwards In 2023, the deferred tax asset decreased by US$2,243,000 mainly due to an decrease in deductible temporary differences principally attributable to provisions, inventory and loss carry-forwards.

The deferred tax liability is caused by the net book value of non-current assets being greater than the tax written down value of non-current assets, temporary differences due to the acceleration of the recognition of certain charges in calculating taxable income permitted in Ireland and the US. The deferred tax liability decreased by US$2,758,000 in 2023, principally because of impairment charges reducing the carrying value of intangible assets.

Deferred tax assets and liabilities are only offset when the entity has a legally enforceable right to set off current tax assets against current tax liabilities and where the intention is to settle current tax liabilities and assets on a net basis or to realise the assets and settle the liabilities simultaneously. At December 31, 2023 and at December 31, 2022 no deferred tax assets and liabilities are offset as it is not certain as to whether there is a legally enforceable right to set off current tax assets against current tax liabilities and it is also uncertain as to what current tax assets may be set off against current tax liabilities and in what periods.

Most temporary differences are expected to reverse after 2024.

Movement in temporary differences during the year

	Balance January 1, 2023	Recognised in income	Recognised in discontinued operations	Balance December 31, 2023
	US$’000	US$’000	US$’000	US$’000
Property, plant and equipment	224	(56)	-	168
Intangible assets	(3,950)	2,827	192	(931)
Inventories	423	(318)	-	105
Provisions	2,194	(1,636)	-	558
Tax value of loss carry-forwards	1,254	(224)	-	1,030
Other items	(985)	(270)	-	(1,255)

	(840)	323	192	(325)

	Balance January 1, 2022	Recognised in income	Recognised in discontinued operations	Balance December 31, 2022
	US$’000	US$’000	US$’000	US$’000
Property, plant and equipment	466	(242)	-	224
Intangible assets	(3,969)	16	3	(3,950)
Inventories	620	(197)	-	423
Provisions	1,871	323	-	2,194
Tax value of loss carry-forwards	1,016	238	-	1,254
Other items	(761)	(224)	-	(985)

	(757)	(86)	3	(840)

Unrecognised deferred tax assets

Deferred tax assets have not been recognised by the Group in respect of the following items, which have not been tax effected:

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Capital losses	8,293	8,293
Net operating losses	136,202	75,957
US alternative minimum tax credits	1,790	1,906
Other temporary timing differences	57,986	38,960
US state credit carryforwards	4,015	2,753

	208,286	127,869